Trade receivable	12 Months Ended
Dec. 31, 2024
Trade receivable
Trade receivable

16. Trade receivable

The total trade receivable are comprised of the following:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Trade receivable - Related party	-	1,658
Trade receivable - Non-related party	-	10,910
Trade receivable	-	12,568

The balance represents the amount due from customers for rendering of digital security technology and real estate operation management services in 2024. Trade received from related party see Note 31 of Notes to the Consolidated Financial Statements, Section 8. Revenue achieved from a related parties for detailed disclosure.